Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2018
Revenues
Net interest revenue	[1]	$ 10,273		$ 8,609		$ 20,817		$ 16,917
Fee-based and other revenue		37		126		105		180
Total revenue		10,228		9,482		20,226		18,857
Operating expenses
Employee compensation and benefits		2,799		2,497		5,651		5,057
Provision for income taxes		773		746		1,276		1,786
Net income	[2]	$ 3,172		$ 2,916		$ 5,582		$ 5,269
Earnings per share - basic (Canadian dollars)		$ 1.70		$ 1.54		$ 2.97		$ 2.78
Earnings per share - diluted (Canadian dollars)		$ 1.70		$ 1.54		$ 2.97		$ 2.78
TD Ameritrade [member]
Revenues
Net interest revenue			$ 481		$ 390		$ 978		$ 741
Fee-based and other revenue			1,447		1,400		2,953		2,647
Total revenue			1,928		1,790		3,931		3,388
Operating expenses
Employee compensation and benefits			452		583		871		1,111
Other			539		706		1,071		1,349
Total operating expenses			991		1,289		1,942		2,460
Other expense (income)			49		30		73		72
Pre-tax income			888		471		1,916		856
Provision for income taxes			225		128		455		136
Net income			$ 663		$ 343		$ 1,461		$ 720
Earnings per share - basic (Canadian dollars)			$ 1.18		$ 0.60		$ 2.60		$ 1.27
Earnings per share - diluted (Canadian dollars)			$ 1.18		$ 0.60		$ 2.59		$ 1.26

[1]	Includes $8,554 million and $17,239 million, respectively, for the three and six months ended April 30, 2019 (three and six months ended April 30, 2018 - $7,310 million and $14,411 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.